Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity File Number	001-32751
Document Accounting Standard	International Financial Reporting Standards
Entity Voluntary Filers	No
Entity Incorporation, State or Country Code	O5
Entity Registrant Name	Pacific Airport Group
Entity Central Index Key	0001347557
Current Fiscal Year End Date	--12-31
Entity Address, Address Line One	Avenida Mariano Otero No. 1249-B
Entity Address, Address Line Two	Torre Pacífico, Piso 6
Entity Address, Postal Zip Code	44530
Entity Address, City or Town	Guadalajara
Entity Address, Country	MX
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Contact Personnel Email Address	svillarreal@aeropuertosgap.com.mx
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	1141
Auditor Name	KPMG CÁRDENAS DOSAL S.C
Auditor Location	Guadalajara, Jalisco, México
Auditor Opinion [Text Block]

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statements of financial position of Grupo Aeroportuario del Pacífico, S.A.B. de C.V. and subsidiaries (the Company) as of December 31, 2025, 2024 and 2023, and the related consolidated statements of profit or loss and other comprehensive income, changes in stockholders’ equity, and cash flows for each of the years in the three-year period ended December 31, 2025, and the related notes (collectively, the consolidated financial statements). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025, 2024 and 2023, and the results of its operations and its cash flows for each of the years in the three‑year period ended December 31, 2025, in conformity with IFRS Accounting Standards as issued by the International Accounting Standards Board.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company’s internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control – Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission, and our report dated April 17, 2026 expressed an unqualified opinion on the effectiveness of the Company’s internal control over financial reporting.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Avenida Mariano Otero No. 1249-B
Entity Address, Address Line Two	Torre Pacífico, Piso 6
Entity Address, Postal Zip Code	44530
Entity Address, City or Town	Guadalajara
Entity Address, Country	MX
Contact Personnel Name	Saúl Villarreal García
City Area Code	+ 52 (33)
Local Phone Number	38801100
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	PAC
Title of 12(b) Security	American Depositary Shares (ADSs),each representing ten Series B Shares
Security Exchange Name	NYSE
Series B Shares [Member]
Document Information [Line Items]
Trading Symbol	GAP B
Entity Common Stock, Shares Outstanding	429,485,845
Title of 12(b) Security	Series B Shares
Security Exchange Name	NYSE
Series BB Shares [Member] | Business Contact [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	75,791,619